Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended: June 30, 2001
Check here if Amendment [x]; Amendment
Number: 22
This Amendment (Check only one):
[x] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD August 1, 2001





Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.




Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
48
Form 13F Information Table Value Total:
$108,537

List of Other Included Managers:
NONE





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
Name of Issuer       Title
                     of
                     Class        CUSIP       Value    Shrs or    SH/PRN  Put/  Investment  Other     Voting  Authority
                                                       Prn Amt            Call  Discretion  Managers  Sole  Shared None


AT&T Corp.              Com        001957109     440     20,000      SH          SOLE                 20,000
Airgas Inc.             Com        009363102     406     34,100      SH          SOLE                 34,100
Arch Cap Group          Com        03937L105   1,185     74,500      SH          SOLE                 74,500
Baker Michael Corp      Com        057149106   2,460    176,325      SH          SOLE                176,325
Bostonfed Bancorp       Com        101178101     610     26,632      SH          SOLE                 26,632
Burlington Res Inc.     Com        122014103   1,185     29,655      SH          SOLE                 29,655
CMS Energy              Com        125896100   5,687    204,200      SH          SOLE                204,200
Carrollton Bancorp      Com        145282109     243     20,800      SH          SOLE                 20,800
Cendant Corp            Com        151313103     404     20,750      SH          SOLE                 20,750
Center Tr Inc           Com        151845104     155     33,400      SH          SOLE                 33,400
Chesapeake Utilities    Com        165303108     235     12,425      SH          SOLE                 12,425
EOG Res Inc.            Com        26875P101   1,656     46,590      SH          SOLE                 46,590
El Paso Energy          Com        28336L109     368      7,000      SH          SOLE                  7,000
Emerson Elec Co.        Com        291011104   2,257     37,505      SH          SOLE                 37,505
Hi-Shear Industries     Com        428399109   2,309    744,812      SH          SOLE                744,812
John Hancock Bk      SHBENINT      409735107   2,624    295,775      SH          SOLE                295,775
Kinder Morgan           Com        49455P101   3,071     61,120      SH          SOLE                 61,120
Louis Dreyfus Nat Gas   Com        546011107   2,044     58,650      SH          SOLE                 58,650
Maverick Tube           Com        577914104     254     15,000      SH          SOLE                 15,000
Mercantile Bankshs      Com        587405101   1,052     26,605      SH          SOLE                 26,605
Middleby                Com        596278101   1,414    235,700      SH          SOLE                235,700
Mitchell Energy         CLA        606592202   6,230    134,700      SH          SOLE                134,700
NS Group                Com        628916108     267     20,000      SH          SOLE                 20,000
NUI                     Com        629431107   4,927    213,500      SH          SOLE                213,500
Nicor Inc.              Com        654086107   3,824     98,110      SH          SOLE                 98,110
NiSource Inc.           Com        65473P105   3,875    141,800      SH          SOLE                141,800
PartnerRe Holdings      Com        G6852T105   6,845    123,564      SH          SOLE                123,564
PFF Bancorp             Com        69331W104   1,094     43,755      SH          SOLE                 43,755
Pentair                 Com        709631105     338     10,000      SH          SOLE                 10,000
Piedmont Natural Gas    Com        720186105   3,569    100,730      SH          SOLE                100,730
SunTrust Bks            Com        867914103   3,044     46,995      SH          SOLE                 46,995
Speedfam IPEC           Com        847705100     155     47,400      SH          SOLE                 47,400
Technitrol              Com        878555101     561     21,600      SH          SOLE                 21,600
UnumProvident Corp      Com        91529Y106   4,908    152,800      SH          SOLE                152,800
Utilicorp Utd           Com        918005109     306     10,000      SH          SOLE                 10,000
Vishay InterTech        Com        928298108     322     14,000      SH          SOLE                 14,000
WGL Hldgs Inc           Com        92924F106     288     10,615      SH          SOLE                 10,615
Washington Mutual       Com        939322103   3,955    105,331      SH          SOLE                105,331
Waste Holdings          Com        941057101     446     57,200      SH          SOLE                 57,200
Adaptec 4.75% '04       SBNTCV     00651FAC2   5,079  5,809,000      PRN         SOLE              5,809,000
Healthsouth 3.25% '03   SBDBCV     421924AF8   4,144  4,455,000      PRN         SOLE              4,455,000
ONI Systems 5% '05     SUBNTCV     68273FAA1   3,902  5,100,000      PRN         SOLE              5,100,000
Personnel Grp 5.75% 04  SBNTCV     715338AE9   3,100  9,157,000      PRN         SOLE              9,157,000
RadiSys Corp 5.5% 07   SUBNTCV     750459AB5   3,007  4,363,000      PRN         SOLE              4,363,000
Transamerica 10%'03   SBDBCONV     89351VAA7     348    345,000      PRN         SOLE                345,000
TranSwitch 4.5% '05     NTCONV     894065AB7   5,612  7,974,000      PRN         SOLE              7,974,000
Vitesse Semi 4% '05    SBDEBCV     928497AB2   3,217  3,991,000      PRN         SOLE              3,991,000
Waste Mgmt 4% 02      SUBNTCONV    94106LAA7   5,115  5,167,000      PRN         SOLE              5,167,000
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